CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Common Stock [Member]
Ending balance at Dec. 31, 2020	$ 454	$ 575	$ 19,301,375	$ (14,302,396)	$ 5,000,008
Ending balance (in shares) at Dec. 31, 2020	4,538,716	5,750,000
Beginning balance at Aug. 03, 2020	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Aug. 03, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A Common Stock subject to redemption	$ 1,846	$ 0	184,610,994	0	186,612,840
Change in value of Class A Common Stock subject to redemption (in shares)	18,461,284	0
Net loss	$ 0	$ 0	0	(14,302,396)	(14,302,396)	$ (14,302,396)
Ending balance at Dec. 31, 2020	$ 454	$ 575	19,301,375	(14,302,396)	5,000,008
Ending balance (in shares) at Dec. 31, 2020	4,538,716	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A Common Stock subject to redemption	$ 309	$ 0	30,921,671	0	30,921,980
Change in value of Class A Common Stock subject to redemption (in shares)	3,092,198	0
Net loss	$ 0	$ 0	0	(30,921,978)	(30,921,978)	$ (30,921,978)
Ending balance at Mar. 31, 2021	$ 763	$ 575	50,223,046	(45,224,374)	5,000,010
Ending balance (in shares) at Mar. 31, 2021	7,630,914	5,750,000
Ending balance at Mar. 31, 2021	$ 763	$ 575	$ 50,223,046	$ (45,224,374)	$ 5,000,010
Ending balance (in shares) at Mar. 31, 2021	7,630,914	5,750,000